Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Note Payable [Abstract]
Schedule of convertible notes payable
	Outstanding Principal as of						Warrants granted
	December 31, 2021	December 31, 2020	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The September 2020 convertible Loan Agreement	$-	$341,880	12%	-	(*)	September-21	85,555	5
The First December 2020 convertible Loan Agreement	-	600,000	12%	-	(*)	December-21	-	-
The October 2020 convertible Loan Agreement	-	169,400	6%	-	(*)	October-21	-	-
The Second December 2020 convertible Loan Agreement	-	169,400	6%	-	(*)	December-21	-	-
The May 2021 Loan	-	-	-%	5.00	(*)	November-22	1,090,908	4.50
The July 2021 Loan	168,850	-	6%	-	(*)	July - 22
	168,850	1,280,680
Less: Debt Discount	(8,120)	(309,637)
Less: Debt Issuance Costs	(1,537)	(73,527)
		897,516
Less: Current Debt	(159,193)	(897,516)
Total Long-Term Debt	$-	$-